Regulatory Capital - Summary of Implementation of Basel III Rules (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule for Implementation of Basel III Rules [Line Items]
Common Equity Tier I			4.50%	4.50%	4.50%
Tier I			6.00%	6.00%	6.00%
Total Capital			9.25%	9.875%	11.00%
Additional Common Equity Tier I (ACP)			1.50%	0.625%	0.00%
Conservation			1.25%	0.625%	0.00%
Countercyclical			0.00%	0.00%	0.00%
Systemic			0.25%	0.00%	0.00%
Common Equity Tier I + ACP			6.00%	5.125%	4.50%
Total Capital + ACP			10.75%	10.50%	11.00%
Prudential Adjustments Deductions			80.00%	60.00%	40.00%
Events After Reporting Period [Member]
Schedule for Implementation of Basel III Rules [Line Items]
Common Equity Tier I	4.50%	4.50%
Tier I	6.00%	6.00%
Total Capital	8.00%	8.625%
Additional Common Equity Tier I (ACP)	3.50%	2.375%
Conservation	2.50%	1.875%
Countercyclical	0.00%	0.00%
Systemic	1.00%	0.50%
Common Equity Tier I + ACP	8.00%	6.875%
Total Capital + ACP	11.50%	11.00%
Prudential Adjustments Deductions	100.00%	100.00%